Statement of Operations - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Formation and operating costs	$ 236,839	$ 7,694,814
Loss from operations	(236,839)	(7,694,814)
Other income (expense):
Interest earned on investments held in Trust Account	85,104	164,387
Transaction costs allocable to warrants	(999,374)	0
Change in fair value of derivative warrant liabilities	(18,910,000)	12,352,500
Total other income (expense), net	(19,824,270)	12,516,887
Net income (loss)	$ (20,061,109)	$ 4,822,073
Common Class A [Member]
Other income (expense):
Weighted average shares outstanding	22,451,613	40,000,000
Basic and diluted net income (loss) per ordinary share	$ (0.62)	$ 0.10
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding	10,000,000	10,000,000
Basic and diluted net income (loss) per ordinary share	$ (0.62)	$ 0.10